Organization and Significant Accounting Policies - Property Plant And Equipment Useful Lives (Detail)	12 Months Ended
Dec. 31, 2020
Minimum [Member] | Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, useful lives	3 years
Minimum [Member] | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and Equipment, useful lives	3 years
Minimum [Member] | Computer hardware and other equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, useful lives	3 years
Minimum [Member] | Software
Property, Plant and Equipment [Line Items]
Property and Equipment, useful lives	3 years
Maximum [Member] | Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, useful lives	10 years
Maximum [Member] | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and Equipment, useful lives	7 years
Maximum [Member] | Computer hardware and other equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, useful lives	5 years
Maximum [Member] | Software
Property, Plant and Equipment [Line Items]
Property and Equipment, useful lives	5 years